Filed with the Securities and Exchange Commission on July 2, 2010
Securities Act of 1933 File No. 333-141120
Investment Company Act of 1940 File No. 811-22027

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 29	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 31	☑
(Check Appropriate Box or Boxes)
FUNDVANTAGE TRUST
(Exact Name of Registrant as Specified in Charter)
301 Bellevue Parkway, Wilmington, DE 19809
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (302) 791-1851
Joel L. Weiss
BNY Mellon Investment Servicing (US) Inc.
103 Bellevue Parkway
Wilmington, DE 19809
(Name and Address of Agent for Service)
Copies to:
Joseph V. Del Raso, Esq.
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on July 19, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☑	THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

EXPLANATORY NOTE
          This Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until July 19, 2010, the effectiveness of the registration statement filed in Post-Effective Amendment No. 20 on April 9, 2010, pursuant to paragraph (a) of Rule 485 under the 1933 Act, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 24 to the Trust’s Registration Statement, as filed on June 22, 2010. This Post-Effective Amendment No. 29 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 20.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, State of Delaware on the 2nd day of July, 2010.

FUNDVANTAGE TRUST
By:	/s/ Joel Weiss
Joel Weiss, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert J. Christian* Robert J. Christian	Trustee	July 2, 2010

/s/ Iqbal Mansur* Iqbal Mansur	Trustee	July 2, 2010

/s/ Nicholas M. Marsini, Jr.* Nicholas M. Marsini, Jr	Trustee	July 2, 2010

/s/ Donald J. Puglisi* Donald J. Puglisi	Trustee	July 2, 2010

/s/ Stephen M. Wynne* Stephen M. Wynne	Trustee	July 2, 2010

/s/ James Shaw	Treasurer and CFO	July 2, 2010
James Shaw

/s/ Joel Weiss Joel Weiss	President and CEO	July 2, 2010

* By:	/s/ Joel Weiss
Joel Weiss
Attorney-in-Fact